FINANCE COSTS (INCOME) (Details) - USD ($)		3 Months Ended		6 Months Ended
	May 07, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities		$ 702,423	$ 767,975	$ 738,848	$ 1,540,062
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights		0	26,514	0	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	$ (2,130,583)	0	(2,130,583)	0	(2,130,583)
Financing costs		327,914	0	763,126	0
Other		(236,634)	(25,202)	(334,565)	(27,927)
Finance costs (income)		2,001,084	(831,959)	3,421,438	346,449
Borrowing costs capitalised		1,428,975	0	3,147,686
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		1,003,249		1,759,482
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 425,726		$ 1,388,204	0
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		6.80%		6.67%
Long-term debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts		$ 1,207,381	$ 529,337	$ 2,254,029	$ 882,047